Employee deferred compensation	12 Months Ended
Dec. 31, 2020
Employee deferred compensation
30 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of the Compensation Committee and senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
The following tables show the compensation expense for deferred compensation awards granted in 2020 and prior years that was recognized in the consolidated statements of operations during 2020, 2019 and 2018, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2020 and prior years outstanding as of December 31, 2020 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in February 2021 began in 2021 and thus had no impact on the 2020 consolidated financial statements.
Deferred compensation awards for 2020
In February 2021, the Group granted share awards, performance share awards and Contingent Capital Awards (CCA) as deferred compensation. Deferred compensation was awarded to employees with total compensation of CHF/USD  250,000 or the local currency equivalent or higher.
Deferred compensation expense
in	2020	2019	2018
Deferred compensation expense (CHF million)
Share awards	573	589	516
Performance share awards	448	438	382
Contingent Capital Awards	255	308	154
Deferred cash awards	398	420	233
Retention awards	43	22	54
Total deferred compensation expense	1,717	1,777	1,339

Total shares delivered (million)
Total shares delivered	50.7	41.8	46.6
In 2020, Contingent Capital share awards are included in the category share awards, and Capital Opportunity Facility awards are included in the category deferred cash awards. Prior periods have been reclassified to conform to the current presentation.

Estimated unrecognized deferred compensation
end of	2020
Estimated unrecognized compensation expense (CHF million)
Share awards	449
Performance share awards	194
Contingent Capital Awards	151
Deferred cash awards	201
Retention awards	40
Total	1,035

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
Does not include the estimated unrecognized compensation expense relating to grants made in 2021 for 2020.
Share awards
Share awards granted in February 2021 are similar to those granted in February 2020. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the
Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
On February 19, 2021, the Group granted 44.6 million share awards with a total value of CHF  592 million. The number of share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten consecutive trading days which ended on March 4, 2021. The fair value of each share award was CHF  12.59, the Group share price on the grant date. The majority of share awards granted include the right to receive dividend equivalents on vested shares. The estimated unrecognized compensation expense of CHF  538 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2020	2019	2018
Shares awarded (million)	44.6	57.9	55.6
Value of shares awarded (CHF million)	592	626	638
Fair value of each share awarded (CHF) [1]	12.59	10.81	11.75
1 Based on the Group’s share price on the grant date.
In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to one year from the date of grant, depending on the location.
On February 19, 2021, the Group granted 2.6 million blocked shares with a total value of CHF  35 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2020.
Blocked share awards granted for previous years
For compensation year	2020	2019	2018
Blocked shares awarded (million)	2.6	3.2	3.0
Value of shares awarded (CHF million)	35	37	35
Share award activities
	2020		2019		2018
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	110.5	13.46	83.2	16.15	84.9	15.73
Granted	69.1	10.61	69.3	11.68	43.8	16.91
Settled	(47.9)	13.76	(36.9)	16.15	(40.7)	16.09
Forfeited	(5.4)	11.72	(5.1)	13.83	(4.8)	16.24
Balance at end of period	126.3	11.86	110.5	13.46	83.2	16.15
of which vested	13.5	–	11.9	–	8.6	–
of which unvested	112.8	–	98.6	–	74.6	–
Performance share awards
Managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Performance share awards are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2020, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Asset Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted.
On February 19, 2021, the Group granted 37.8 million performance share awards with a total value of CHF  493 million. The number of performance share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the ten consecutive trading days which ended on March 4, 2021. The fair value of each performance share award was CHF  12.59, the Group share price on the grant date. The majority of performance share awards granted include the right to receive dividend equivalents on vested shares. The estimated unrecognized compensation expense of CHF  453 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Performance share awards granted for previous years
For compensation year	2020	2019	2018
Performance shares awarded (million)	37.8	50.7	46.1
Value of performance shares awarded (CHF million)	493	553	532
Fair value of each performance share awarded (CHF) [1]	12.59	10.81	11.75
1 Based on the Group’s share price on the grant date.
Performance share award activities
	2020		2019		2018
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	72.4	13.38	51.7	16.33	54.2	15.88
Granted	50.9	10.63	45.4	11.60	26.5	16.98
Settled	(29.0)	14.13	(22.8)	16.51	(26.3)	16.07
Forfeited	(2.6)	11.62	(1.9)	13.67	(2.7)	16.26
Balance at end of period	91.7	11.66	72.4	13.38	51.7	16.33
of which vested	10.4	–	6.7	–	5.4	–
of which unvested	81.3	–	65.7	–	46.3	–
Contingent Capital Awards
CCA were granted in February 2021, 2020 and 2019 to managing directors and directors as part of the 2020, 2019 and 2018 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period. CCA generally provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination. CCA granted in 2021, 2020 and 2019 that vest five or seven years from the date of grant are not eligible for semi-annual cash payments of interest equivalents. CCA granted to certain regulated employees that vest over three years are not eligible for semi-annual cash payments of interest equivalents.
■ CCA granted in 2021 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 3.60%, per annum plus the daily compounded (spread exclusive) US dollar Secured Overnight Financing Rate (SOFR);
■ CCA granted in 2020 and 2019 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 3.77% and 4.46% respectively, per annum over the six-month US dollar LIBOR;
■ CCA granted in 2021 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.06%, per annum plus the daily compounded (spread exclusive) Swiss franc Swiss Average Rate Overnight (SARON);
■ CCA granted in 2020 and 2019 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.29% and 3.73%, respectively, per annum over the six-month Swiss franc LIBOR; and
■ The semi-annual interest equivalent cash payments calculation cycle with effect from February 2021 will be based on the SOFR for CCA denominated in US dollars and the SARON for CCA denominated in Swiss francs.
The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2021, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars.
As CCA qualify as going concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur:
■ the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
■ FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
On February 19, 2021, the Group awarded CHF  253 million of CCA that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF  241 million was determined based on the fair value of the awards on the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures. This will be recognized over the vesting period, subject to early retirement rules.
Contingent Capital Awards granted for previous years
For compensation year	2020	2019	2018
CCA awarded (CHF million)	253	268	299
Deferred cash awards
Deferred cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other deferred cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Deferred fixed cash awards
The Group granted deferred fixed cash compensation during 2020, 2019 and 2018 of CHF  120 million, CHF  108 million and CHF  98 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2020 totaled CHF  112 million, of which CHF  65 million was related to awards granted in 2020.
Upfront cash awards
In February 2021, certain managing directors and directors in International Wealth Management were granted CHF 59 million of upfront cash awards as part of the cash component of their 2020 variable compensation. During 2020 and 2019, the Group granted upfront cash awards of CHF  146 million and CHF  47 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2020 totaled CHF  79 million.
Retention awards
The Group granted deferred cash and stock retention awards during 2020, 2019 and 2018 of CHF  40 million, CHF  40 million and CHF  25 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2020 totaled CHF  43 million, of which CHF  13 million was related to awards granted in 2020.
Delivered shares
The Group fully covered its share delivery obligations through market purchases in 2020, 2019 and 2018.

Bank
Employee deferred compensation
29 Employee deferred compensation
The following tables show the compensation expense for deferred compensation awards granted in 2020 and prior years that was recognized in the consolidated statements of operations during 2020, 2019 and 2018, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2020 and prior years outstanding as of December 31, 2020 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expense for the deferred compensation awards granted in February 2021 began in 2021 and thus had no impact on the 2020 consolidated financial statements.
> Refer to “Note 30 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Deferred compensation expense
in	2020	2019	2018
Deferred compensation expense (CHF million)
Share awards	555	573	501
Performance share awards	427	423	371
Contingent Capital Awards	245	298	149
Deferred cash awards	378	378	227
Retention awards	43	22	54
Total deferred compensation expense	1,648	1,694	1,302

Total shares delivered (million)
Total shares delivered	48.3	40.1	45.0
In 2020, Contingent Capital share awards are included in the category share awards, and Capital Opportunity Facility awards are included in the category deferred cash awards. Prior periods have been reclassified to conform to the current presentation.

Estimated unrecognized deferred compensation
end of	2020
Estimated unrecognized compensation expense (CHF million)
Share awards	435
Performance share awards	185
Contingent Capital Awards	145
Deferred cash awards	192
Retention awards	40
Total	997

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
Does not include the estimated unrecognized compensation expense relating to grants made in 2021 for 2020.
Share awards
On February 19, 2021, the Bank granted 43.5 million share awards with a total value of CHF  576 million. The estimated unrecognized compensation expense of CHF  524 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2020	2019	2018
Shares awarded (million)	43.5	55.9	54.0
Value of shares awarded (CHF million)	576	604	620
On February 19, 2021, the Bank granted 2.3 million blocked shares with a total value of CHF  31 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2020.
Blocked share awards granted for previous years
For compensation year	2020	2019	2018
Blocked shares awarded (million)	2.3	2.8	2.7
Value of shares awarded (CHF million)	31	32	31
Share award activities
	2020		2019		2018
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	101.9	13.45	77.1	16.23	79.9	15.77
Granted	64.0	10.65	65.0	11.69	40.5	16.97
Settled	(45.1)	13.83	(35.2)	16.20	(39.0)	16.02
Forfeited	(5.6)	11.74	(5.0)	13.93	(4.3)	16.33
Balance at end of period	115.2	11.82	101.9	13.45	77.1	16.23
of which vested	12.0	–	10.9	–	8.4	–
of which unvested	103.2	–	91.0	–	68.7	–
Performance share awards
On February 19, 2021, the Bank granted 36.6 million performance share awards with a total value of CHF  478 million. The estimated unrecognized compensation expense of CHF  439 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Performance share awards granted for previous years
For compensation year	2020	2019	2018
Performance shares awarded (million)	36.6	48.7	44.6
Value of performance shares awarded (CHF million)	478	531	515
Performance share award activities
	2020		2019		2018
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	69.7	13.37	50.0	16.33	52.8	15.88
Granted	48.8	10.63	43.9	11.60	25.6	16.98
Settled	(28.0)	14.12	(22.3)	16.51	(25.6)	16.07
Forfeited	(2.5)	11.64	(1.9)	13.58	(2.8)	16.26
Balance at end of period	88.0	11.67	69.7	13.37	50.0	16.33
of which vested	9.6	–	6.4	–	5.2	–
of which unvested	78.4	–	63.3	–	44.8	–
Contingent Capital Awards
On February 19, 2021, the Bank awarded CHF  245 million of Contingent Capital Awards (CCA) that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF  234 million was determined based on the fair value of the awards on the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures. This will be recognized over the vesting period, subject to early retirement rules.
Contingent Capital Awards granted for previous years
For compensation year	2020	2019	2018

CCA awarded (CHF million)	245	257	289
Deferred cash awards
Deferred fixed cash awards
The Bank granted deferred fixed cash compensation during 2020, 2019 and 2018 of CHF  120 million, CHF  108 million and CHF  98 million, respectively, to certain employees in the Americas. This compensation has been expensed in the Investment Bank and International Wealth Management divisions over a three-year vesting period from the grant date. Amortization of this compensation in 2020 totaled CHF  112 million, of which CHF  65 million was related to awards granted in 2020.
Upfront cash awards
In February 2021, certain managing directors and directors in International Wealth Management were granted CHF  59 million of upfront cash awards as part of the cash component of their 2020 variable compensation. During 2020 and 2019, the Bank granted upfront cash awards of CHF  146 million and CHF  47 million, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2020 totaled CHF  79 million.
Retention awards
The Bank granted deferred cash and stock retention awards during 2020, 2019 and 2018 of CHF  40 million, CHF  40 million and CHF  25 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2020 totaled CHF  43 million, of which CHF  13 million was related to awards granted in 2020.